Debt - Summary of Future Minimum Principal Payments on Long-term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
The remainder of 2020	$ 6,737
2020	2,441,702	$ 27,655
2021	760,039	2,441,707
2022	120,043	760,047
2023	24	43
2024		23
Thereafter	2,938
Thereafter		107
Total future minimum principal payments	$ 3,331,483	$ 3,229,582